Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of group's operating segment
FY2017	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	32,074	122,233	154,307	-	154,307
-Inter-segment	-	1,879	1,879	(1,879)	-
Total net revenue	32,074	124,112	156,186	(1,879)	154,307

Operating loss	331	(8,260)	(7,929)	-	(7,929)

FY2016	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	35,138	85,448	120,586	-	120,586
-Inter-segment	-	2,016	2,016	(2,016)	-
Total net revenue	35,138	87,464	122,602	(2,016)	120,586

Operating profit	(3,589)	8,829	5,240	-	5,240

FY2015	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	19,957	55,115	75,072	-	75,072
-Inter-segment	-	3,615	3,615	(3,615)	-
Total net revenue	19,957	58,730	78,687	(3,615)	75,072

Operating profit	(5,968)	6,789	821	(108)	713

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

PRC	28,442	41,214	113,240
Outside PRC:
United States	14,978	34,526	23,312
India	7,949	25,126	6,942
Rest of the world	23,703	19,720	10,813
Total net revenue	75,072	120,586	154,307